NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
NET LOSS PER SHARE
NET LOSS PER SHARE

14. NET LOSS PER SHARE

For the purpose of calculating net loss per share as a result of the Re‑domiciliation as described in Note 1, the number of shares used in the calculation reflects the outstanding shares of the Company as if the Re‑domiciliation took place at the earliest period presented.

The following table sets forth the computation of basic and diluted net loss per share for the following years:

	For the years ended December 31,
	2017	2018	2019
	US$	US$	US$
Numerator:
Net loss attributable to UP Fintech Holding Limited	(7,510,049)	(43,207,732)	(6,589,431)
Net loss attributable to ordinary shareholders of UP Fintech Holding Limited	(7,510,049)	(43,207,732)	(6,589,431)
Denominator:
Weighted average shares used in calculating net loss per ordinary shares
Basic and diluted	443,814,916	506,393,198	1,751,784,176
Net loss per ordinary shares
Basic and diluted	(0.02)	(0.09)	(0.00)

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share for the years ended December 31, 2017, 2018 and 2019, because their effect is anti-dilutive:

	For the years ended December 31,
	2017	2018	2019

Share issuable upon exercise of share options	103,175,000	136,028,000	95,933,244
Share issuable upon exercise of RSUs	600,000	10,800,000	28,406,980
Share issuable upon conversion of Series Angel preferred shares	419,736,104	419,736,104	—
Share issuable upon conversion of Series A preferred shares	279,389,307	279,389,307	—
Share issuable upon conversion of Series B-1 preferred shares	188,378,334	188,378,334	—
Share issuable upon conversion of Series B-2 preferred shares	76,812,654	76,812,654	—
Share issuable upon conversion of Series B-3 preferred shares	—	147,755,566	—
Share issuable upon conversion of Series C preferred shares	—	98,834,937	—
Share issuable upon conversion of Series C-1 preferred shares	—	18,597,738	—